Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment
14. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2020	207	307	514
Additions	2	28	30
Fully depreciated assets written off	–	(17)	(17)
Disposals	(1)	(2)	(3)
Exchange and other adjustments	–	6	6
At 31 December 2020	208	322	530
Additions	–	17	17
Fully depreciated assets written off	–	(7)	(7)
Disposals	(103)	(29)	(132)
Exchange and other adjustments	–	(4)	(4)
At 31 December 2021	105	299	404
Depreciation and impairment
At 1 January 2020	(73)	(132)	(205)
Provided	(4)	(33)	(37)
System Fund expense	–	(5)	(5)
Impairment charge	(39)	(51)	(90)
System Fund impairment charge	–	(5)	(5)
Fully depreciated assets written off	–	17	17
Disposals	1	1	2
Exchange and other adjustments	–	(6)	(6)
At 31 December 2020	(115)	(214)	(329)
Provided	(4)	(27)	(31)
System Fund expense	–	(4)	(4)
Fully depreciated assets written off	–	7	7
Disposals	66	21	87
Exchange and other adjustments	–	3	3
At 31 December 2021	(53)	(214)	(267)

Net book value
At 31 December 2021	52	85	137
At 31 December 2020	93	108	201
At 1 January 2020	134	175	309
The Group’s property, plant and equipment mainly comprises buildings and leasehold improvements on 19 hotels (2020: 23 hotels), but also offices and computer hardware, throughout the world.
In 2021, there were no impairments relating to property, plant and equipment and no indicators that impairment losses recognised in prior years may have reversed.
2020 impairment of property, plant and equipment
Total impairment charges of $90m were recognised in relation to property, plant and equipment in 2020, in addition $5m was recognised in the System Fund.
The recoverable amount of property, plant and equipment in the UK portfolio was measured at value in use, using a discounted cash flow approach. The key assumptions were 2021 revenues and profits, based on hotel budgets. For the purposes of impairment testing it was assumed that the landlord would exercise a termination right such that the current leases would end in 2022 and that the hotels would remain loss-making over this period. The recoverable amount of the property, plant and equipment tested for impairment was assessed as $nil resulting in an impairment charge of $50m. Estimated future cash flows were discounted at a pre-tax
rate of 10.1%.
An impairment charge of $35m was also recognised on property, plant and equipment relating to three premium-branded hotels in North America. The recoverable amount was measured at value in use, using a discounted cash flow approach that measures the present value of projected income flows (over a
10-year
period) and the income from the property sale. The key assumptions were RevPAR growth assuming a five-year period of recovery to 2019 levels, discount rates and terminal capitalisation rates. Cash flows beyond the five-year period were extrapolated using a US long-term growth rate of 1.7%. Estimated future cash flows were discounted at pre-tax
rates of
11.0%-12.0%
and capitalisation rates of
7.5%-9.0%
were used to calculate the eventual sales values of the hotels. The hotels were sold in 2021 (see note 12).
Impairment charges of $3m were also recognised in relation to three land sites held by the Group in the US which were measured at fair value. The sites were appraised by a professional external valuer using comparable sales data. Within the fair value hierarchy, this is categorised as a Level 3 measurement.
Impairment charges of $7m were recognised in relation to property, plant and equipment in the US corporate headquarters. The key assumptions and sensitivities are detailed in note 15. $5m of this impairment charge was borne by the System Fund in line with the principles for cost allocation relating to this facility. The remaining $2m was recognised in the Americas region ($1m) and Central ($1m).
Net book value by operating segment

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	41	1	–	10	52
Fixtures, fittings and equipment	31	11	–	43	85
	72	12	–	53	137